Trade receivables	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Trade receivables

11.	Trade receivables

The credit period granted to customers ranges from 30 to 60 days (2023: 30 to 60 days).

The Group applies a simplified approach in calculating loss allowances for trade receivable at an amount equal to lifetime ECL.

The Group does not hold any collateral or other credit enhancements over trade receivable balances.

The aged analysis of trade receivables at the end of the reporting period:

	2024	2023
	USD	USD

Neither past due nor impair	27,218	4,237

Past due but not impair:
1 to 30 days	952	2,682
30 to 60 days	12,461	-
More than 60 days	33,385	13,968

	74,016	20,887

Receivables that are neither past due nor impaired

Trade receivables that are neither past due nor impaired are creditworthy receivables with good payment records with the Group.

Receivables that are past due but not impaired

Trade receivables that were past due but not impaired relate to customers that have a good track record with the Group. Based on past experience and no adverse information to date, the directors of the Group are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in the credit quality and the balances are still considered recoverable.